Income tax (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax [Abstract]
Schedule of income tax
	06.30.20	06.30.19	06.30.18
Current income tax	(721)	(1,938)	(48)
Deferred income tax	(7,252)	1,079	10,229
MPIT	(134)	79	(217)
Income tax	(8,107)	(780)	9,964

Schedule of statutory tax rate
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
U.S.	0% - 40%
Bermudas	0%
Israel	23% - 24%

Schedule of income/loss before income tax

	06.30.20	06.30.19	06.30.18
Tax calculated at the tax rates applicable to profits in the respective countries	(5,116)	11,154	4,265
Permanent differences:
Tax inflation adjustment	(4,106)	(5,826)	-
Share of profit / (loss) of associates and joint ventures	1,724	(1,104)	(575)
Unrecognized tax loss carry-forwards (i)	(3,094)	(4,255)	(4,016)
Expiration of tax loss carry-forwards	13	-	(164)
Provision for unrecoverability of tax loss carry-forwards	(1,997)	(3,184)	(1,945)
Changes in fair value of financial instruments and sale of shares (ii)	(1,684)	74	(720)
Change of tax rate	2,858	400	11,767
Non-taxable profit	150	-	-
Non-deductible expenses	(12)	(26)	(16)
Others	(638)	1,071	1,361
Inflation adjustment permanent difference	3,795	916	7
Income tax from continuing operations	(8,107)	(780)	9,964

(i)	Corresponds mainly to holding companies in the Operations Center in Israel.

Schedule of deferred tax assets and liabilities

	06.30.20	06.30.19
Deferred income tax assets to be recovered after more than 12 months	15,748	12,806
Deferred income tax assets to be recovered within 12 months	1,207	2,425
Deferred income tax assets	16,955	15,231

	06.30.20	06.30.19
Deferred income tax liabilities to be recovered after more than 12 months	(62,318)	(51,537)
Deferred income tax liabilities to be recovered within 12 months	(3,179)	(20,114)
Deferred income tax liabilities	(65,497)	(71,651)
Total deferred income tax (liabilities) assets, net	(48,542)	(56,420)

Schedule of deferred income tax

	At the beginning	Business combinations and reclassification to other assets held for sale (i)	Foreign exchange gain	Charged to the Statement of Income (ii)	Reserve for changes of non- controlling interest	Deconsolidation (see Note 4 (l))	Use of tax loss carry- forwards	At the end
June 30, 2020
Assets
Trade and other payables	5,766	(1)	863	(834)	-	-	(431)	5,363
Tax loss carry-forwards	7,904	-	803	908	-	-	(83)	9,532
Others	1,561	(3)	149	276	77	-	-	2,060
Subtotal assets	15,231	(4)	1,815	350	77	-	(514)	16,955
Liabilities
Investment properties and property, plant and equipment	(61,085)	(558)	1,301	(8,904)	-	204	14,973	(54,069)
Biological assets	(514)	-	73	(192)	-	-	-	(633)
Trade and other receivables	(889)	-	-	(33)	-	-	-	(922)
Investments	(73)	-	(80)	59	-	-	-	(94)
Intangible assets	(2,266)	-	(510)	383	-	-	-	(2,393)
Tax inflation adjustment	(4,385)	(33)	-	(1,856)	-	-	-	(6,274)
Borrowings	(1,058)	-	(282)	386	-	-	-	(954)
Inventories	(728)	(3)	134	(49)	-	-	-	(646)
Others	(653)	(593)	(543)	2,459	-	-	(182)	488
Subtotal liabilities	(71,651)	(1,187)	93	(7,747)	-	204	14,791	(65,497)
(Liabilities) / Assets, net	(56,420)	(1,191)	1,908	(7,397)	77	204	14,277	(48,542)

	At the beginning	Business combinations and reclassification to other assets held for sale (i)	Foreign exchange gain	Charged to the Statement of Income	Reclassification of opening amounts	Use of tax loss carry- forwards	At the end
June 30, 2019
Assets
Trade and other payables	4,661	-	193	912	-	-	5,766
Tax loss carry-forwards	13,022	-	(309)	(4,809)	-	-	7,904
Others	2,029	-	(68)	(687)	287	-	1,561
Subtotal assets	19,712	-	(184)	(4,584)	287	-	15,231
Liabilities
Investment properties and property, plant and equipment	(69,039)	-	1,059	7,839	64	(1,008)	(61,085)
Biological assets	(359)	-	1	(156)	-	-	(514)
Trade and other receivables	(536)	-	3	(356)	-	-	(889)
Investments	(30)	-	(13)	(30)	-	-	(73)
Intangible assets	(2,985)	-	262	457	-	-	(2,266)
Tax inflation adjustment	-	-	-	(4,385)	-	-	(4,385)
Borrowings	(1,286)	-	93	135	-	-	(1,058)
Inventories	(202)	-	30	(556)	-	-	(728)
Others	(2,628)	-	626	1,349	-	-	(653)
Subtotal liabilities	(77,065)	-	2,061	4,297	64	(1,008)	(71,651)
(Liabilities) / Assets, net	(57,353)	-	1,877	(287)	351	(1,008)	(56,420)

Schedule of loss carry forward

Jurisdiction	06.30.20	Date of generation	Due date
Argentina	3	2016	2021
Argentina	11	2017	2022
Argentina	2,785	2018	2023
Argentina	1,186	2019	2024
Argentina	4,809	2020	2025
Bolivia	1	2011-2020	Do not expire
Do not expire	3,784
Total cumulative tax loss carry-forwards	12,579